Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Segment revenues	$ 671,835	$ 723,605	$ 685,167
Segment operating income (loss)	(18,307)	3,385	8,359
Non operating income, net	2,539	3,635	21,733
Consolidated profits before income taxes	(15,768)	7,020	30,092
Significant noncash items:
Share Based Compensation	457	408	997
Depreciation and amortization	24,399	20,327	16,680
Driver IC [Member]
Disclosure of operating segments [line items]
Segment revenues	544,727	586,258	529,847
Segment operating income (loss)	29,070	56,023	43,021
Significant noncash items:
Share Based Compensation	221	189	365
Depreciation and amortization	5,511	3,248	4,940
Non-driver products [Member]
Disclosure of operating segments [line items]
Segment revenues	127,108	137,347	155,320
Segment operating income (loss)	(47,377)	(52,638)	(34,662)
Significant noncash items:
Share Based Compensation	236	219	632
Depreciation and amortization	$ 18,888	$ 17,079	$ 11,740